Average Annual Total Returns{- Fidelity Limited Term Municipal Income Fund} - 12.31 Fidelity Limited Term Municipal Income Fund AMCIZ PRO-14 - Fidelity Limited Term Municipal Income Fund	Fidelity Advisor Limited Term Municipal Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Municipal Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Municipal Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Municipal Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Limited Term Municipal Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Limited Term Municipal Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Limited Term Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Limited Term Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Limited Term Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Limited Term Municipal Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Municipal Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Municipal Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Municipal Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Municipal Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Municipal Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Municipal Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Municipal Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Municipal Income Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Municipal Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Municipal Income Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Municipal Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Limited Term Municipal Income Fund: Class Z Return Before Taxes Inception Date	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB086 Past 1 year	LB086 Past 5 years	LB086 Past 10 years
Total	(2.68%)	1.40%	1.06%	(2.69%)	1.38%	1.04%	(1.20%)	1.35%	1.10%	(2.67%)	1.43%	1.10%	(1.64%)	1.23%	0.75%	0.36%	2.25%	1.62%	0.42%		2.78%	[1]	Oct. 02, 2018	1.52%	4.17%	3.72%	0.35%	2.23%	1.74%

[1]	(a)Since inception October 2, 2018.